Document and Entity Information	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity File Number	0-14818
Entity Registrant Name	Kaspien Holdings Inc.
Entity Central Index Key	0000795212
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	14-1541629
Entity Address, Address Line One	2818 N. Sullivan Rd.
Entity Address, Address Line Two	Ste 130
Entity Address, City or Town	Spokane Valley
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99216
City Area Code	509
Local Phone Number	900-6287
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	KSPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false